RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Schedule of key management personnel compensation

	2020	2019	2018
Salaries and short-term benefits	$5.6	$6.1	$5.6
Share-based compensation	1.2	3.9	2.3
Other long-term benefits	0.3	0.3	1.8
	$7.1	$10.3	$9.7

Schedule of transactions between related parties

	2020	2019	2018
Ultimate parent and parent corporation
Revenues	$0.4	$0.5	$0.6
Purchase of goods and services	9.6	9.9	9.4
Operating expenses recovered	(1.4)	(2.6)	(0.4)

Corporations under common control
Revenues	4.9	5.5	5.0
Purchase of goods and services	95.7	123.2	105.5
Operating expenses recovered	1.4	(3.0)	(1.2)

	2020	2019
Ultimate parent and parent corporation
Accounts receivable	$2.8	$1.9
Dividends receivable	5.0	5.0
Interest receivable	2.4	2.3

Corporations under common control
Accounts receivable	2.5	4.5
	$12.7	$13.7

	2020	2019
Ultimate parent and parent corporation
Accounts payable	$33.9	$21.1
Interest payable	5.0	5.0

Corporations under common control
Accounts payable	29.0	40.4
	$67.9	66.5